Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Opening balance	€ (24,430)	€ (16,595)
Cash Movement	84	(8,860)
Business acquisitions/ disposals	(10)	(3)
Foreign exchange changes	(515)	1,450
Fair value changes	15	(238)
Other movements	(29)	(184)
Closing balance	(24,885)	(24,430)
Bank Loans and Overdrafts [Member]
Disclosure of financial liabilities [line items]
Opening balance	(992)	(1,146)
Cash Movement	158	66
Business acquisitions/ disposals	(10)	(3)
Foreign exchange changes	17	98
Other movements	13	(7)
Closing balance	(814)	(992)
Bonds and Other Loans [Member]
Disclosure of financial liabilities [line items]
Opening balance	(22,709)	(15,053)
Cash Movement	(135)	(9,008)
Foreign exchange changes	(543)	1,346
Fair value changes		(2)
Other movements	(4)	8
Closing balance	(23,391)	(22,709)
Finance lease creditors [Member]
Disclosure of financial liabilities [line items]
Opening balance	(131)	(143)
Cash Movement	10	14
Foreign exchange changes	1	6
Other movements	(8)	(8)
Closing balance	(128)	(131)
Derivatives [Member]
Disclosure of financial liabilities [line items]
Opening balance	(421)	(185)
Fair value changes	19	(236)
Closing balance	(402)	(421)
Other Financials Liabilities [member]
Disclosure of financial liabilities [line items]
Opening balance	(177)
Cash Movement	51
Foreign exchange changes	10
Fair value changes	(4)
Other movements	(30)	(177)
Closing balance	€ (150)	(177)
Preferred Shares Liabilities [Member]
Disclosure of financial liabilities [line items]
Opening balance		(68)
Cash Movement		€ 68